Income Taxes (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textua)
Provision for income taxes
Valuation allowance					(4,121,063)	(3,601,725)
Change in deferred tax asset valuation allowance					519,338	1,994,482
Amount of windfall tax benefit.					6,668	26,128
Federal net operating loss carryforward					$ 11,179,378
Operating loss carryforwards, expiration description					Which will expire in between 2030 and 2033.